Client Name:
Client Project Name:	TPMT 2017-5
Start - End Dates:	10/9/2013 - 6/9/2017
Deal Loan Count:	5
Report Run Date:	9/13/2017 11:51

Loan Level Tape Compare Upload

Loans in Report	5

FK LoanID	Loan Number	Clayton Loan ID	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Loan Status	Discrepancy Comment
XXXX	XXXX	CF3E0215-243D-4795-808A-4D4A7208ECFA	XXXX	First Rate Change Date	XXXX	XXXX	Complete	First rate change is XXXX per review.
XXXX	XXXX	2B02D67A-F59E-4EFA-8C48-354D0B4FE100	XXXX	First Rate Change Date	XXXX	XXXX	Complete	First rate change is XXXX per Note.
XXXX	XXXX	CF3E0215-243D-4795-808A-4D4A7208ECFA	XXXX	Loan Purpose	Rate and Term Refi	Cashout Refi	Complete	Loan purpose is cashout refi per review.
XXXX	XXXX	CF3E0215-243D-4795-808A-4D4A7208ECFA	XXXX	Maximum Rate	5.000	10.875	Complete	Maximum rate is 10.875 per review.

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